Transamerica IDEX Mutual Funds

Transamerica IDEX Protected Principal Stock Fund

Supplement dated September 21, 2004 to Prospectus dated March 1, 2004.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

TO REQUEST ADDITIONAL COPIES OF THE PROSPECTUS, PLEASE CALL 1-800-892-7587.

Please note the following address changes for Transamerica IDEX Mutual Funds, effective October 1, 2004:

For Regular U.S. Mail

Transamerica IDEX Mutual Funds

P.O. Box 219945

Kansas City, MO 64121-9945

For Overnight Delivery

Transamerica IDEX Mutual Funds

330 West Ninth Street

Kansas City, MO 64105

Please use the new addresses for all applications, purchase of shares or correspondence.